S-K 1603(a) SPAC Sponsor	Dec. 08, 2025
SPAC Sponsor [Line Items]
SPAC Sponsor Name	Silicon Valley Acquisition Sponsor LLC
Experience and Involvement in Other SPACs [Text Block]

Our Sponsor is a Delaware limited liability company, which was formed to invest in our company. Although our Sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable law, our Sponsor’s business is focused on investing in our company. Dan Nash, our Chief Executive Officer and director, is the sole managing member of our Sponsor, and holds voting and investment discretion with respect to the securities held of record by our Sponsor. Mr. Dan Nash owns membership interests in our Sponsor, which represent an indirect interest in 3,318,667 founder shares and 345,000 private placement units, in each case assuming no exercise of the underwriters’ overallotment option. Each of Messrs. Menon, Adam Nash, Murphy, Fu, Shah and Zinny, directly or indirectly, will own membership interests of our sponsor, which includes an indirect interest in 150,000, 150,000, 116,667, 50,000, 216,667, 116,667 and 150,000 founder shares, respectively. Other than the foregoing persons, no other person has a direct or indirect material interest in our Sponsor. Certain passive, non-managing entities will hold membership interests in our Sponsor. In addition, our advisors are expected to hold an aggregate of 348,333 founder shares, and 35,000 private placement units. in our Sponsor. None of the non-managing members of our Sponsor will have any rights to control our Sponsor or to vote or dispose of any securities held by our Sponsor. Other than our management team, none of the other members of our Sponsor will participate in our company’s activities.

SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Although our Sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable law, our Sponsor’s business is focused on investing in our company.
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement to be entered with us, each of our Sponsor, directors and officers has agreed to restrictions on its ability to transfer, assign, or sell the founder shares and placement units, as summarized in the table below:

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares

The earlier of (A) six months after the completion of our initial business combination; and (B) subsequent to our initial business combination (x) if the last reported sale price of our Class A ordinary shares equals or exceeds $11.50 per share (as adjusted for share sub-divisions, share dividends, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after our initial business combination or (y) the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property.

Silicon Valley Acquisition Sponsor LLC Dan Nash Martin Zinny Madan Menon Adam Nash Matthew Murphy Jackson Fu Pankaj Shah

Transfers permitted (a) to (1) the Sponsor’s members, (2) the directors or officers of us, the Sponsor, or the Sponsor’s members, (3) any affiliates or family members of the directors or officers of us, the Sponsor, or the Sponsor’s members, (4) any members or partners of the Sponsor, the Sponsor’s members, or their respective affiliates, or any affiliates of the Sponsor, the Sponsor’s members, or any employees of such affiliates; (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) in the case of a trust by distribution to one or more permissible beneficiaries of such trust; (f) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the securities were originally purchased; (g) to us for no value for cancellation in connection with the consummation of the initial business combination; (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) by virtue of the laws of the State of Delaware, the Sponsor’s limited

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions

liability company agreement, or upon dissolution of such Sponsor; and (j) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property; provided, however, that in the case of clauses (a) through (f) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreement.

Private Placement Units and underlying securities	30 days after the completion of our initial business combination	Silicon Valley Acquisition Sponsor LLC	Same as above.

SPAC Sponsor, Terms That Would Result in Earlier Expiration of Restrictions [Text Block]

Up to 999,900 of the founder shares will be surrendered for no consideration depending on the extent to which the underwriters’ over-allotment option is exercised. In addition, in order to facilitate our initial business combination or for any other reason determined by our Sponsor in its sole discretion, our Sponsor may surrender or forfeit, transfer or exchange our founder shares, private placement units or any of our other securities, including for no consideration, as well as subject any such securities to earn-outs or other restrictions, or otherwise amend the terms of any such securities or enter into any other arrangements with respect to any such securities. We may also issue Class A ordinary shares upon conversion of the Class B ordinary shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions as set forth therein.